Eventide High Dividend ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.5%
Consumer Discretionary — 6.2%
17,521	Home Depot, Inc. (The)	$6,439,143
7,997	Lowe’s Cos, Inc.	1,787,889
		8,227,032

Energy — 18.5%
28,660	Baker Hughes Co.	1,291,133
14,101	ConocoPhillips	1,344,389
9,095	Diamondback Energy, Inc.	1,352,063
120,395	Enbridge, Inc.	5,452,690
47,516	EQT Corp.	2,553,985
46,672	Exxon Mobil Corp.	5,210,462
121,961	Williams Cos., Inc. (The)	7,311,562
		24,516,284

Financials — 16.1%
14,237	American Express Co.	4,261,276
94,260	Fifth Third Bancorp	3,918,388
270,331	Huntington Bancshares, Inc.	4,441,538
14,417	Nasdaq, Inc.	1,387,204
4,895	Progressive Corp. (The)	1,184,786
193,535	Regions Financial Corp.	4,902,242
2,410	S&P Global, Inc.	1,328,151
		21,423,585

Health Care — 6.6%
14,394	Amgen, Inc.	4,247,669
13,909	Medtronic plc	1,255,148
90,405	Royalty Pharma plc, Class A	3,326,904
		8,829,721

Industrials — 9.3%
4,768	Caterpillar, Inc.	2,088,479
54,156	Fastenal Co.	2,498,216
3,692	GE Vernova, Inc.	2,437,791
4,724	Trane Technologies plc	2,069,490
5,820	Union Pacific Corp.	1,291,865
8,352	Waste Management, Inc.	1,913,944
		12,299,785

Information Technology — 11.1%
9,522	Broadcom, Inc.	2,796,611
1,746	Intuit, Inc.	1,370,837
1,817	KLA Corp.	1,597,198
33,154	Lam Research Corp.	3,144,325
9,054	NVIDIA Corp.	1,610,435
9,200	SAP SE ADR	2,637,640
6,493	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,568,839
		14,725,885

Materials — 3.6%
77,640	International Paper Co.	3,628,894
2,482	Linde plc	1,142,365
		4,771,259

Real Estate — 5.9%
11,839	American Tower Corp.	2,467,129
49,192	Prologis, Inc.	5,252,722
		7,719,851
Shares		Value
Common Stocks — 98.5% (continued)
Utilities — 21.2%
5,989	Constellation Energy Corp.	$ 2,083,214
29,321	Duke Energy Corp.	3,566,606
67,111	Entergy Corp.	6,068,848
35,051	Public Service Enterprise Group, Inc.	3,147,229
82,143	Southern Co. (The)	7,760,872
10,106	Vistra Corp.	2,107,505
29,727	WEC Energy Group, Inc.	3,242,621
		27,976,895

Total Common Stocks (Cost $120,257,298)		$130,490,297

Total Investments — 98.5%
(Cost $120,257,298)		$130,490,297
Other Assets less Liabilities — 1.5%		2,036,400

Net Assets — 100.0%		$132,526,697

ADR — American Depositary Receipt
PLC — Public Liability Company
S&P — Standard and Poor’s

Eventide US Market ETF	July 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.5%
Communication Services — 1.1%
17,692	Cargurus, Inc.†	$ 580,651
7,692	Trade Desk, Inc. (The), Class A†	668,896
		1,249,547

Consumer Discretionary — 9.1%
1,968	Aptiv plc†	135,084
206	AutoZone, Inc.†	776,286
5,121	CarMax, Inc.†	289,900
5,528	Cava Group, Inc.†	486,519
6,581	Chewy, Inc., Class A†	241,523
2,749	Deckers Outdoor Corp.†	291,861
677	Floor & Decor Holdings, Inc., Class A†	51,885
1,184	Garmin, Ltd.	259,012
1,158	Group 1 Automotive, Inc.	477,270
4,727	Home Depot, Inc. (The)	1,737,219
1,442	Lithia Motors, Inc.	415,296
5,805	Lowe’s Cos, Inc.	1,297,823
17,441	Magna International, Inc.	715,081
12,443	O’Reilly Automotive, Inc.†	1,223,396
1,608	Pool Corp.	495,489
35,731	VF Corp.	418,768
5,575	Wayfair, Inc., Class A†	365,943
		9,678,355

Consumer Staples — 2.0%
3,452	BellRing Brands, Inc.†	188,410
35,686	Kenvue, Inc.	765,108
5,759	Lamb Weston Holdings, Inc.	328,666
12,054	McCormick & Co., Inc.	851,374
		2,133,558

Energy — 3.0%
1,769	Cheniere Energy, Inc.	417,272
7,642	ConocoPhillips	728,588
16,037	Exxon Mobil Corp.	1,790,370
4,888	Williams Cos., Inc. (The)	293,036
		3,229,266

Financials — 13.4%
9,636	Aflac, Inc.	957,433
4,506	American Express Co.	1,348,690
3,083	Arthur J. Gallagher & Co.	885,592
16,993	Fifth Third Bancorp	706,399
32,087	First Horizon Corp.	699,817
3,531	Houlihan Lokey, Inc.	673,220
68,009	Huntington Bancshares, Inc.	1,117,388
13,260	MGIC Investment Corp.	343,434
2,388	Moody’s Corp.	1,231,563
1,248	MSCI, Inc.	700,577
12,127	Nasdaq, Inc.	1,166,860
2,584	Pinnacle Financial Partners, Inc.	227,108
4,667	Progressive Corp. (The)	1,129,600
23,846	Regions Financial Corp.	604,019
2,598	S&P Global, Inc.	1,431,759
16,589	SoFi Technologies, Inc.†	374,580
9,824	Synovus Financial Corp.	464,086
5,059	Toast, Inc., Class A†	247,082
736	Tradeweb Markets, Inc., Class A	101,973
		14,411,180
Shares		Value
Common Stocks — 99.5% (continued)
Health Care — 9.2%
927	Alnylam Pharmaceuticals, Inc.†	$ 363,606
3,939	Amgen, Inc.	1,162,399
12,191	Boston Scientific Corp.†	1,279,080
4,027	Doximity, Inc., Class A†	236,586
3,165	Edwards Lifesciences Corp.†	251,016
2,054	Eli Lilly & Co.	1,520,103
902	Guardant Health, Inc.†	36,964
254	IDEXX Laboratories, Inc.†	135,715
1,582	Intuitive Surgical, Inc.†	761,084
13,195	Medtronic plc	1,190,717
15,945	Royalty Pharma plc, Class A	586,776
3,061	Stryker Corp.	1,202,147
1,467	Veeva Systems, Inc., Class A†	416,922
5,269	Zoetis, Inc.	768,168
		9,911,283

Industrials — 17.8%
2,569	AerCap Holdings NV	275,525
276	Axon Enterprise, Inc.†	208,515
3,792	Builders FirstSource, Inc.†	482,077
5,003	Canadian Pacific Kansas City, Ltd.	367,971
3,357	Caterpillar, Inc.	1,470,432
12,164	Copart, Inc.†	551,394
2,098	Dayforce, Inc.†	120,992
6,517	Emerson Electric Co.	948,288
2,848	Expeditors International of Washington, Inc.	331,052
7,882	Fastenal Co.	363,597
3,985	Ferguson Enterprises, Inc.	889,970
1,217	GE Vernova, Inc.	803,573
910	Generac Holdings, Inc.†	177,168
1,245	IDEX Corp.	203,570
4,811	Illinois Tool Works, Inc.	1,231,472
1,465	Nextracker, Inc., Class A†	85,351
2,381	Old Dominion Freight Line, Inc.	355,364
10,168	Otis Worldwide Corp.	871,296
5,086	Paychex, Inc.	734,062
1,527	Paycom Software, Inc.	353,562
963	Quanta Services, Inc.	391,103
1,961	RB Global, Inc.	212,298
4,279	Republic Services, Inc.	986,951
1,656	Rockwell Automation, Inc.	582,432
1,451	Snap-on, Inc.	466,047
12,040	SS&C Technologies Holdings, Inc.	1,029,179
2,851	Trane Technologies plc	1,248,966
5,886	Union Pacific Corp.	1,306,516
2,338	Verisk Analytics, Inc.	651,624
4,714	Waste Management, Inc.	1,080,261
2,809	Xylem, Inc.	406,238
		19,186,846

Information Technology — 33.2%
4,407	Advanced Micro Devices, Inc.†	776,998
10,638	Arista Networks, Inc.†	1,310,815
1,287	Bentley Systems, Inc., Class B	74,620
10,115	Broadcom, Inc.	2,970,776
3,051	Cadence Design Systems, Inc.†	1,112,303
3,097	CDW Corp.	540,055
4,322	Ciena Corp.†	401,254
828	Commvault Systems, Inc.†	157,279

Eventide US Market ETF (Continued)	July 31, 2025 (Unaudited)

Shares		Value
Common Stocks — 99.5% (continued)
Information Technology — 33.2% (continued)
6,299	Confluent, Inc., Class A†	$ 111,650
1,751	Credo Technology Group Holding, Ltd.†	195,324
1,855	Crowdstrike Holdings, Inc., Class A†	843,227
4,341	Datadog, Inc., Class A†	607,653
6,385	Dell Technologies, Inc., Class C	847,225
6,207	Docusign, Inc.†	469,497
5,546	Dynatrace, Inc.†	291,775
2,461	F5, Inc.†	771,327
10,103	Fortinet, Inc.†	1,009,290
1,125	Gartner, Inc.†	380,981
27,754	Gen Digital, Inc.	818,465
1,844	Gitlab, Inc., Class A†	80,786
1,608	Guidewire Software, Inc.†	363,762
625	HubSpot, Inc.†	324,781
1,833	Intuit, Inc.	1,439,142
1,116	KLA Corp.	980,997
3,075	Klaviyo, Inc., Class A†	95,633
11,516	Lam Research Corp.	1,092,177
1,443	Manhattan Associates, Inc.†	316,969
6,196	Micron Technology, Inc.	676,231
819	Monday.com, Ltd.†	214,816
1,409	MongoDB, Inc.†	335,187
2,789	Motorola Solutions, Inc.	1,224,315
3,283	NetApp, Inc.	341,859
3,864	Nutanix, Inc., Class A†	290,457
42,550	NVIDIA Corp.	7,568,369
2,881	Okta, Inc.†	281,762
5,630	Palo Alto Networks, Inc.†	977,368
1,778	Q2 Holdings, Inc.†	144,374
1,616	Roper Technologies, Inc.	889,446
2,087	Rubrik, Inc., Class A†	198,161
847	SAP SE ADR	242,835
4,246	SentinelOne, Inc., Class A†	77,872
1,485	ServiceNow, Inc.†	1,400,533
1,420	Shopify, Inc., Class A†	173,538
1,624	Skyworks Solutions, Inc.	111,309
2,422	Snowflake, Inc.†	541,317
338	Tyler Technologies, Inc.†	197,581
3,650	Workday, Inc., Class A†	837,237
1,837	Zscaler, Inc.†	524,574
		35,633,902

Materials — 3.7%
1,697	Air Products and Chemicals, Inc.	488,532
3,316	Ecolab, Inc.	867,996
5,603	International Paper Co.	261,884
3,174	Linde plc	1,460,866
1,509	PPG Industries, Inc.	159,200
2,171	Sherwin-Williams Co. (The)	718,340
1,126	Steel Dynamics, Inc.	143,633
		4,100,451

Real Estate — 2.0%
2,674	American Tower Corp.	557,235
4,044	CBRE Group, Inc., Class A†	629,813
8,808	Prologis, Inc.	940,518
		2,127,566

Utilities — 5.0%
8,133	American Electric Power Co., Inc.	920,168
678	Constellation Energy Corp.	235,836
Shares		Value
Common Stocks — 99.5% (continued)
Utilities — 5.0% (continued)
7,388	Duke Energy Corp.	$ 898,676
12,237	NextEra Energy, Inc.	869,561
2,505	NRG Energy, Inc.	418,836
7,314	Sempra	597,408
12,151	Southern Co. (The)	1,148,026
901	Vistra Corp.	187,895
		5,276,406

Total Common Stocks (Cost $99,956,951)		$106,938,360

Total Investments — 99.5%
(Cost $99,956,951)		$106,938,360
Other Assets less Liabilities — 0.5%		591,383

Net Assets — 100.0%		$107,529,743

ADR — American Depositary Receipt
MSCI — Morgan Stanley Capital International
NV — Naamloze Vennootschap (Dutch Stock Company)
PLC — Public Liability Company
S&P — Standard and Poor’s

†	Non-income producing security